EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

($000s)
Cost
Balance, December 31, 2016	$29,246
Additions	1,664
Dispositions	(7,843)
Transfer to oil and natural gas properties	(336)
Balance, December 31, 2017	22,731
Additions	577
Transfer to oil and natural gas properties	(5,601)
Balance, December 31, 2018	$17,707

Exploration and evaluation ("E&E") assets consist of Bellatrix's exploration projects which are pending the determination of proved or probable reserves and production.
Bellatrix performed an assessment of possible indicators of impairment or impairment reversal on E&E assets. At December 31, 2018, impairment indicators were identified for E&E assets, primarily as a result of sustained low natural gas prices. No impairment was recognized on E&E assets as the estimated recoverable amount of the assets exceeded their carrying value. The estimated recoverable amount was based on a fair value less costs of disposal calculation determined principally on recent and relevant land sales.